New and Significant Accounting Policies (Reclassifications Out of Accumulated Other Comprehensived Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax, Beginning Balance	$ (101)
Gain on investments	38	4	0
Total other comprehensive income (loss)	151	112	(11)
Accumulated Other Comprehensive Income (Loss), Net of Tax, Ending Balance	50	(101)
Net actuarial loss tax	80	72	9
Gain on investments tax	26	3	0
Amounts Reclassified From Other Comprehensive Income [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Transfer to regulatory account	(76)
Amortization of prior service cost	25
Amortization of net actuarial loss	69
Other Comprehensive Income Before Reclassifications [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Unrecognized net actuarial loss	1,214
Transfer to regulatory account	(1,119)
Gain on investments	38
Other Benefits [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax, Beginning Balance	(77)
Unrecognized net actuarial loss	2
Amortization of prior service cost	23	25	27
Amortization of net actuarial loss	6	6	4
Total other comprehensive income (loss)	92
Accumulated Other Comprehensive Income (Loss), Net of Tax, Ending Balance	15	(77)
Other Benefits [Member] | Amounts Reclassified From Other Comprehensive Income [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Transfer to regulatory account	0
Amortization of prior service cost	13
Amortization of net actuarial loss	3
Net actuarial loss tax	3
Transfer To Regulatory Account Tax	0
Amortization of prior service cost tax	10
Other Benefits [Member] | Other Comprehensive Income Before Reclassifications [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Unrecognized net actuarial loss	45
Transfer to regulatory account	31
Gain on investments	0
Net actuarial loss tax	35
Transfer To Regulatory Account Tax	22
Gain on investments tax	0
Other Investments [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax, Beginning Balance	4
Total other comprehensive income (loss)	38
Accumulated Other Comprehensive Income (Loss), Net of Tax, Ending Balance	42
Other Investments [Member] | Amounts Reclassified From Other Comprehensive Income [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Transfer to regulatory account	0
Amortization of prior service cost	0
Amortization of net actuarial loss	0
Net actuarial loss tax	0
Transfer To Regulatory Account Tax	0
Amortization of prior service cost tax	0
Other Investments [Member] | Other Comprehensive Income Before Reclassifications [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Unrecognized net actuarial loss	0
Transfer to regulatory account	0
Gain on investments	38
Net actuarial loss tax	0
Transfer To Regulatory Account Tax	0
Gain on investments tax	26
Pension [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax, Beginning Balance	(28)
Total other comprehensive income (loss)	21
Accumulated Other Comprehensive Income (Loss), Net of Tax, Ending Balance	(7)
Pension [Member] | Amounts Reclassified From Other Comprehensive Income [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Transfer to regulatory account	(76)
Amortization of prior service cost	12
Amortization of net actuarial loss	66
Net actuarial loss tax	45
Transfer To Regulatory Account Tax	54
Amortization of prior service cost tax	8
Pension [Member] | Other Comprehensive Income Before Reclassifications [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Unrecognized net actuarial loss	1,169
Transfer to regulatory account	(1,150)
Gain on investments	0
Net actuarial loss tax	804
Transfer To Regulatory Account Tax	790
Gain on investments tax	$ 0